TAXATION (Summary of Composition of Income (loss) before Provision for Income Tax) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss from foreign entities	[1]	$ (97,133)	$ (20,975)	$ (112,056)
Income/(loss) from PRC entities		(36,913)	29,701	38,962
(Loss)/ Income before income taxes		$ (134,046)	$ 8,726	$ (73,094)

[1]	Foreign income before provision for income taxes is defined as income generated from operations located outside of the PRC including HK and Taiwan.